Changes in Carrying Amount of Goodwill by Segment (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Goodwill [Line Items]
Acquisitions	¥ 134,376		¥ 47,847	[1]
Impairments	932	[2]
Goodwill	576,758		469,005		438,869
Assets Held-for-sale
Goodwill [Line Items]
Goodwill	29,182
Mobile Products & Communications
Goodwill [Line Items]
Acquisitions	128,522	[3]
Goodwill	138,255	[3]
Mobile Products & Communications | Sony Ericsson
Goodwill [Line Items]
Acquisitions	128,522
All Other
Goodwill [Line Items]
Acquisitions	4,358		55	[1]
Impairments	932	[2]
Goodwill	¥ 35,182		¥ 31,762		¥ 33,283

[1]	Substantially all of the acquisition amounts in the Pictures segment relate to the Game Show Network, LLC ("GSN") acquisition. Refer to Note 24.
[2]	During the fiscal year ended March 31, 2012, Sony recorded impairment losses of 932 million yen in a reporting unit included in All Other. The impairment charge reflected the overall decline in the fair value of the reporting unit. The fair value of the reporting unit was estimated using the expected present value of future cash flows.
[3]	The 128,522 million yen in the fiscal year ended March 31, 2012 relates to the Sony Ericsson acquisition. Refer to Note 24.